Acquisition of Delaware Bancshares, Inc. (Tables)	12 Months Ended
Dec. 31, 2016
Business Acquisition [Line Items]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed [Table Text Block]

(Dollars in Thousands, Except Per Share Data)

Purchase Price Consideration in Common Stock
Delaware Bancshares, Inc. common shares settled for stock	694,114
Exchange Ratio	0.6221
Norwood Financial Corp. shares issued	431,605
Value assigned to Norwood Financial Corp. common share	$28.15
Purchase price assigned to Delaware Bancshares, Inc. common shares		$12,150
exchanged for Norwood Financial Corp.

Purchase Price Consideration - Cash for Common Stock
Delaware Bancshares, Inc. shares exchanged for cash	231,385
Purchase price paid to each Delaware Bancshares, Inc. common share exchanged for cash	$16.68
Purchase price assigned to Delaware Bancshares, Inc. common shares exchanged for cash		$3,860
Purchase price consideration - Cash-in-lieu of Fractional Shares		6
Total Purchase Price		$16,016

Net Assets Acquired:

Delaware Bancshares, Inc. shareholders' equity	$19,357
Delaware Bancshares, Inc. goodwill and intangibles	(7,640)
Total tangible equity	11,717

Adjustments to reflect assets acquired at fair value:
Investments	219
Loans
Interest rate	1,486
General credit	(1,614)
Specific credit - non-amortizing	(260)
Specific credit - amortizing	(239)
Core deposit intangible	449
Deferred loan fees	(296)
Premises and equipment	3,053
Allowance for loan and lease losses	1,651
Deferred tax assets	(1,417)
Other	(97)

Adjustments to reflect liabilities acquired at fair value:
Time deposits	(252)
		14,400
Goodwill resulting from merger		$1,616

The following condensed statement reflects the values assigned to Delaware Bancshares, Inc. net assets as of acquisition date:

(In Thousands)

Total purchase price		$16,016

Net assets acquired:
Cash	$14,977
Securities available for sale	208,488
Loans	116,674
Premises and equipment, net	7,292
Regulatory stock	279
Accrued interest receivable	1,626
Bank-owned life insurance	14,762
Core deposit intangible	449
Deferred tax assets	3,034
Other assets	3,282
Time deposits	(71,342)
Deposits other than time deposits	(255,921)
Borrowings	(21,232)
Accrued interest payable	(95)
Other liabilities	(7,873)
		14,400

Goodwill resulting from Delaware Bancshares, Inc., Merger		$1,616

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]

2017	$150
2018	126
2019	101
2020	77
2021	52
Thereafter	106
$612

Business Acquisition, Pro Forma Information [Table Text Block]

	Actual From
	Acquisition Date
	Through	Pro Forma
	December 31,	Year Ended December 31,
(In Thousands, Except Per Share Data)	2016	2016	2015
Net interest income	$3,900	$37,199	$33,787
Non-interest income	893	6,487	7,939
Net income	750	3,588	6,944
Pro forma earnings per share:
Basic	$0.18	$0.87	$1.69
Diluted	$0.18	$0.87	$1.68

Business Acquisition, Pro Forma Information, Nonrecurring Adjustments [Table Text Block]

Professional fees	$-	$1,602	$80
Data processing related	-	638	-
Other	-	810	-

Delaware Bancshares, Inc. Acquisition [Member]
Business Acquisition [Line Items]
Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]

(In thousands)

2017	$30
2018	30
2019	30
2020	30
2021	30
After five years	299
$449